ACCOUNTS RECEIVABLE (Schedule of Allowance for Doubtful Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE [Abstract]
Beginning balance	$ 384,311	$ 37,347
Provision for doubtful accounts	892,780	346,964
Ending balance	$ 1,277,091	$ 384,311